INCOME TAX - Components of (loss)/income before income taxes and withholding tax on undistributed dividends (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INCOME TAX
(Loss)/income before income taxes	$ 28,483,886	¥ 198,299,112	¥ (349,027,476)	¥ (184,662,871)
Current income tax expense		¥ 7,460,535
Withholding income tax rate	5.00%	5.00%
Percentage of ownership interests held by foreign investors (as a percent)	25.00%	25.00%
Deferred income tax expense		¥ 753,806
Income tax expense	$ 1,179,916	8,214,341	0	0
Cayman
INCOME TAX
(Loss)/income before income taxes		6,633,761	(34,397,077)	(39,610,348)
Indonesia
INCOME TAX
(Loss)/income before income taxes		(11,705)
Hong Kong SAR
INCOME TAX
(Loss)/income before income taxes		(3,820,485)	(4,507,360)	219,935
PRC, excluding Hong Kong SAR
INCOME TAX
(Loss)/income before income taxes		¥ 195,497,541	¥ (310,123,039)	¥ (145,272,458)